SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)								1 Months Ended					12 Months Ended
	Jun. 28, 2023	Aug. 04, 2022	Aug. 02, 2022	Jul. 26, 2022	Jun. 30, 2022	Jun. 06, 2022	May 24, 2022	Mar. 31, 2024	Feb. 29, 2024	Sep. 30, 2023	Aug. 29, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2023	Jul. 11, 2022	May 10, 2022	Mar. 30, 2022	Dec. 09, 2020	Jul. 15, 2020	Jun. 13, 2018
Class of Stock [Line Items]
Common stock, shares authorized													500,000,000	500,000,000
Common stock, par value													$ 1.00	$ 1.00
Business operations period											6 months
Closing price per share	$ 1.01
Closing purchase price	42,000,000
Statutory reserves
Capital contributions													$ 876,680	37,567,299	$ 7,908,957
Equity Incentive Plan 2020 [Member]
Class of Stock [Line Items]
Ordinary shares issued													600,000					10		6,000,000
Shares price													$ 0.01					$ 0.001		$ 0.001
Share consolidation																		1
Consolidation shares price																		$ 0.01
Blue Hat P R C [Member]
Class of Stock [Line Items]
Paid-in-capital and statutory reserve													$ 97,432,004	$ 96,555,324	$ 46,388,025
Statutory reserves
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Total consideration					$ 10,000,000
Ordinary shares issued																	500,000				94,429
Shares price								$ 0.001	$ 0.001	$ 0.001							$ 0.01
Ordinary shares price																	$ 3.60
Ordinary shares exercised		108,714	100,933	60,845
Exercise price		$ 2.24	$ 2.51	$ 2.65				$ 0.70	$ 0.70	$ 0.70
Warrants issued																					300,000
Reverse stock split								1-for-10 reverse split	1-for-10 reverse split	1-for-10 reverse split
Additional warrant amount										$ 283,425
Number of common shares issued								75,000	25,000
Securities Purchase Agreement [Member] | F And P Capital Management Company Limited [Member]
Class of Stock [Line Items]
Total consideration												$ 2,800,000
Sale of ordinary shares												4,000,000
Sale of stock price												$ 0.01
Consulting Service Agreement [Member]
Class of Stock [Line Items]
Ordinary shares issued											300,000								3,000,000
Shares price							$ 0.001
Ordinary shares price																$ 0.01			$ 0.001
Number of common shares issued																500,000
Aggregate shares issued																			5,000,000
Restricted ordinary shares							8,000,000
Diamond Purchase Agreement [Member]
Class of Stock [Line Items]
Diamonds value	$ 31,079,929
Purchase of ordinary shares	42,000,000
Purchase price per share	$ 0.71
Total aggregate consideration	$ 29,820,000
Diamond Purchase Agreement [Member] | Alpha Infinity Fintech Inc [Member]
Class of Stock [Line Items]
Ordinary shares price	$ 0.01
Diamonds value	$ 25,472,904
Cash payment for diamond	1,300,000
Diamond Purchase Agreement [Member] | Fujian Blue Sea Resting Sun Science And Technology Limited [Member]
Class of Stock [Line Items]
Diamonds value	$ 5,607,025
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized																						500,000,000
Common stock, par value																						$ 0.01
Shares for reverse split						35,641,462
Requested shares						3,572,818
Additional shares issued						8,762
Ordinary Shares [Member] | Consulting Service Agreement [Member]
Class of Stock [Line Items]
Shares price							$ 0.001
Restricted ordinary shares							2,800,000
Ordinary Shares 1 [Member] | Consulting Service Agreement [Member]
Class of Stock [Line Items]
Shares price							$ 0.001
Restricted ordinary shares							2,600,000